Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Plans [Abstract]
SHARE-BASED COMPENSATION PLANS

31. SHARE-BASED COMPENSATION PLANS

The share-based compensation expense included in the consolidated statements of income (loss) was as follows:

For the years ended December 31,	2025	2024	2023
Operating expenses	$4,145	$17,557	$33,015

Telesat Canada Stock Incentive Plans

Telesat Holdings Inc. (the predecessor entity to Telesat Canada and Telesat Corporation) adopted a management stock incentive plan in September 2008, as amended (the “2008 Telesat Plan”) and a second management stock incentive plan in April 2013, as amended (the “2013 Telesat Plan”). In the first half of 2021, Telesat Canada also adopted a restricted share unit plan (the “RSU Plan” together with the 2008 Telesat Plan and 2013 Telesat Plan, the “Historic Plans”).

The purpose of the Historic Plans was to promote the interests of Telesat and its shareholders by providing certain key employees of Telesat and its affiliates with an appropriate incentive to encourage them to continue in the employ of, or engagement with, Telesat or an affiliate and to improve Telesat’s growth and profitability.

The 2008 Telesat Plan reserved a total of 8,824,646 Telesat Canada Non-Voting Participating Preferred Shares for issuance upon due exercise of Telesat Canada Options. In connection with the completion of the Transaction, no further Telesat Canada Options will be granted under the 2008 Telesat Plan. Upon the completion of the Transaction the outstanding Telesat Canada stock options were converted into Telesat Corporation stock options.

The 2013 Telesat Plan reserved a total of 8,680,399 Telesat Canada Non-Voting Participating Preferred Shares for issuance upon due exercise of Telesat Canada Options. In connection with the completion of the Transaction, no further Telesat Canada Options will be granted under the 2013 Telesat Plan. Upon the completion of the Transaction the outstanding Telesat Canada stock options were converted into Telesat Corporation stock options.

In each case, the Telesat Options were convertible at the option of the holder into Telesat Public Shares (provided that the holder complied with the constrained share provisions in the Telesat Corporation Articles).

Under the stock incentive plans, two different types of stock options could be granted: time-vesting options and performance-vesting options. The time-vesting options generally become vested and exercisable over a five-year period by 20% annual increments. The performance-vesting options become vested and exercisable over a five-year period, provided that the Company has achieved or exceeded an annual or cumulative target consolidated EBITDA established by the Board of Directors. The exercise period of the stock options expires 10 years from the grant date. The exercise price of each share underlying the options was the higher of a fixed price, established by the Board of Directors on the grant date, and the fair market value of a Non-Voting Participating Preferred Share on the grant date.

The Company expenses the fair value of stock options that are expected to vest over the vesting period using the Black-Scholes option pricing model. The share-based compensation expense is included in operating expenses.

In April 2021, a total of 3,660,000 Non-Voting Participating Preferred Shares are reserved for issuance upon vesting of the RSUs awarded under the RSU Plan, provided that the aggregate number of Non-Voting Participating Preferred Shares issuable under the RSU Plan (and under all other share compensation arrangements) does not exceed 10% of the total number of Non-Voting Participating Preferred Shares outstanding from time to time (on a non-diluted basis). A total of 3,530,000 Telesat Canada RSUs were issued in connection with the plan. Upon completion of the Transaction the 3,530,000 Telesat Canada RSUs were converted into 1,460,008 Telesat Corporation RSUs.

Telesat Corporation Stock Incentive Plans

In connection with the Transaction, the holders of Telesat Canada Tandem SARs, Telesat Canada Options and Telesat Canada RSUs were offered the opportunity to enter into exchange agreements with Telesat Corporation in respect of their Telesat Canada Tandem SARs, Telesat Canada Options and Telesat Canada RSUs, pursuant to which, upon the Closing, they exchanged such instruments for corresponding instruments in Telesat Corporation. The stock options, share appreciation rights and RSUs will have similar vesting terms, however, the quantity and exercise prices have been adjusted.

On November 19, 2021, Telesat Corporation adopted an omnibus long-term incentive plan which was amended and restated as at June 18, 2024 (“Omnibus Plan”). The Omnibus Plan allows for a variety of equity-based awards including stock options, RSUs, DSUs and PSUs. The stock options, RSUs, DSUs and PSUs are collectively referred to as “Award”. Each Award will represent the right to receive Public Shares or, in the case of PSUs, RSUs or DSUs, Public Shares or cash, in accordance with the terms of the Omnibus Plan.

Telesat Holdings Inc. (the predecessor entity to Telesat Canada and Telesat Corporation) adopted a management stock incentive plan in September 2008, as amended (the “2008 Telesat Plan”) and a second management stock incentive plan in April 2013, as amended (the “2013 Telesat Plan”). In the first half of 2021, Telesat Canada also adopted a restricted share unit plan (the “RSU Plan” together with the 2008 Telesat Plan and 2013 Telesat Plan, the “Historic Plan”).

The maximum number of Public Shares reserved for issuance under the Omnibus Plan is 5,017,401.

Historic Plans

The change in number of stock options outstanding and their weighted average exercise price for the Historic Plans were summarized below:

	Telesat Corporation time vesting options
	Number of options	Weighted average exercise price
Outstanding at December 31, 2023	199,634	$38.76
Expired	(144,938)
Forfeited	(2,068)
Outstanding at December 31, 2024	52,628	$70.83
Forfeited	(3,102)
Outstanding at December 31, 2025	49,526	$71.33

The quantity of stock options that are exercisable and the weighted average remaining life were as follows:

As at December 31,	2025	2024
Telesat Corporation time vesting options	49,526	51,595
Weighted average remaining life	1 year	1 year

There were no stock options granted under the Historic Plans during 2024 or 2025. No further stock options will be granted under the Historic Plans.

The movement in the number of RSUs under the Historic Plans were as follows:

	RSUs with time criteria	RSUs with time and performance criteria
Outstanding, December 31, 2023	517,688	124,080
Settled	(517,688)	—
Outstanding, December 31, 2024	—	124,080
Forfeited	—	(124,080)
Outstanding, December 31, 2025	—	—

There were no RSUs that vested but not settled during 2024 or 2025. No further RSUs will be granted under the Historic Plans.

Omnibus Plan

The change in number of stock options outstanding and their weighted average exercise price for the Omnibus Plan were summarized below:

	Telesat Corporation time vesting options
	Number of options	Weighted average exercise price
Outstanding at December 31, 2023	803,265	$13.38
Exercised	(30,087)
Outstanding at December 31, 2024	773,178	$13.35
Forfeited	(15,684)
Exercised	(58,335)
Outstanding at December 31, 2025	699,159	$13.28

No stock options were issued during the year ended December 31, 2025, and there are 531,340 stock options exercisable as of December 31, 2025.

The movement in the number of RSUs, PSUs and DSUs under the Omnibus Plan was as follows:

	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, December 31, 2023	784,725	375,137	124,616
Granted	504,670	410,888	77,252
Settled	(305,547)	(230,863)	(12,434)
Forfeited	(19,143)	—	—
Outstanding, December 31, 2024	964,705	555,162	189,434
Granted	260,883	208,312	42,729
Settled	(453,338)	(187,349)	—
Forfeited	(64,784)	(46,069)	—
Outstanding, December 31, 2025	707,466	530,056	232,163

The Company maintains defined benefit pension plans for Telesat Canada employees (“Canadian Pension Plans”). In October 2013, the Company ceased to allow new employees to join certain defined benefit plans, except under certain circumstances, and commenced a defined contribution pension plan for new employees.

Employee Share Purchase Plan

In 2025, the Company established an ESPP. The ESPP is a cash-settled share-based payment plan, whereby employees of the Company can acquire common shares through regular payroll deductions. Company-matched employee contributions, up to a maximum of five thousand dollars per annum, are restricted to a one year holding period. The employee and Company’s contributions are remitted to an independent plan administrator who is responsible for purchasing common shares on the market on behalf of the employee.

The amount expensed for the year ended December 31, 2025 was $0.3 million (December 31, 2024 — $Nil).